CĪON Investment Corporation

Portfolio Holdings: Q2 2013

As of June 30, 2013

CĪON Investment Corporation ("CĪON") is a non-traded business development company, or BDC, that focuses on middle market loans. CĪON seeks to generate current income, and to a lesser extent, capital appreciation. CĪON offers investors the opportunity to invest primarily in the senior secured debt of private and thinly-traded(1) U.S. middle market companies, which we define as U.S. companies with annual EBITDA(2) of $50 million or less.

APOLLO CĪON intends to create value for investors by drawing on the experience and infrastructure of its adviser – CĪON Investment Management, LLC, an ICON Investments company – and its sub-adviser – Apollo Investment Management, L.P., a subsidiary of Apollo Global Management, LLC, a leading global alternative investment manager.

SUITABILITY:

- Net worth of $70,000, plus $70,000 of annual gross income; or
- Net worth of $250,000

In addition to general suitability requirements, there are state-specific suitability requirements that must be met. For complete information, please refer to the suitability section of the prospectus. Net worth requirements are exclusive of home, home furnishings and automobiles.

INVESTMENT MINIMUM: $5,000

INVESTMENT COMPOSITION(3)

- 1st Lien Senior Secured Loans.... 76.41%
- 2nd Lien Senior Secured Loans...... 21.21%
- Senior Secured Bonds........................0%
- Subordinated Debt...................... 2.38%
- Collateralized Securities.....................0%
- Equity... 0%



FLOATING/FIXED RATE BREAKDOWN

- Floating Rate Investments.....100%
- Fixed Rate Investments............0%



Portfolio Holdings

Please note that rates are not indicative of CĪON's performance.

COMPANY NAME	INDUSTRY	WEIGHTING(3)	RATE(4,5)	LIBOR FLOOR(6)	MATURITY DATE
1ST LIEN SENIOR SECURED LOANS: 76.41%					
ABB Concise Optical Group, LLC	Healthcare	2.48%	LIBOR + 3.50%	1.00%	2/6/2019
Arysta LifeScience SPC, LLC	Chemicals	1.34%	LIBOR + 3.50%	1.00%	5/29/2020
ATI Holdings, Inc.	Healthcare	0.84%	LIBOR + 4.50%	1.25%	12/21/2019
Avaya Inc.	Telecommunications	3.12%	LIBOR + 6.75%	1.25%	3/31/2018
BBTS Borrower LP	Oil & Gas	2.30%	LIBOR + 6.50%	1.25%	6/4/2019
C.H.I. Overhead Doors	Building Materials	1.68%	LIBOR + 4.25%	1.25%	3/18/2019
Captive Resources Midco, LLC	Insurance	1.64%	LIBOR + 5.50%	1.25%	10/31/2018
Caraustar Industries, Inc.	Packaging	1.27%	LIBOR + 6.25%	1.25%	5/1/2019
Centaur Gaming	Gaming & Hotels	0.83%	LIBOR + 4.00%	1.25%	2/20/2019
Cole Haan LLC	Textile & Apparel Mfg.	0.84%	LIBOR + 4.50%	1.25%	2/1/2020
Custom Ecology, Inc.	Environmental Services	3.20%	LIBOR + 5.50%	1.25%	6/26/2019
Cyanco Intermediate Corp.	Chemicals	1.28%	LIBOR + 4.50%	1.00%	5/1/2020
Distribution International Inc.	Construction	3.35%	LIBOR + 6.50%	1.00%	7/16/2019
F+W Media, Inc.	Media	3.25%	LIBOR + 6.50%	1.25%	6/30/2019
Fender Musical Instruments Corp.	Entertainment & Leisure	0.84%	LIBOR + 4.50%	1.25%	4/3/2019
Grande Communications Networks LLC	Telecommunications	1.69%	LIBOR + 3.50%	1.00%	5/31/2020
H.D. Vest, Inc.	Financial Services	1.01%	LIBOR + 4.50%	1.25%	12/18/2018
Herff Jones Inc.	Textile & Apparel Mfg.	3.41%	LIBOR + 4.50%	1.00%	6/25/2019
Integra Telecom, Inc.	Telecommunications	0.84%	LIBOR + 4.00%	1.25%	2/22/2019
Ion Trading Technologies S.Á R.L.	Financial Services	0.83%	LIBOR + 3.25%	1.25%	5/22/2020
KCG Holdings, Inc.	Financial Services	0.83%	LIBOR + 4.50%	1.25%	12/5/2017
Lineage Logistics, LLC	Diversified Support Services	0.86%	LIBOR + 3.50%	1.00%	4/26/2019
Medpace Intermediateco, Inc.	Healthcare	1.08%	LIBOR + 4.25%	1.25%	6/17/2017
Merrill Corp.	Printing & Publishing	1.18%	LIBOR + 6.25%	1.00%	3/8/2018
Telecommunications Management, LLC	Telecommunications	0.84%	LIBOR + 4.00%	1.00%	4/30/2020
Orbitz Worldwide	Entertainment & Leisure	0.84%	LIBOR + 4.75%	1.00%	3/25/2019
Packaging Coordinators, Inc.	Packaging	3.37%	LIBOR + 4.25%	1.25%	5/10/2020
Peppermill Casinos	Gaming & Hotels	1.70%	LIBOR + 6.00%	1.25%	11/9/2018
Plano Molding Co. Inc.	Chemicals	1.64%	LIBOR + 4.25%	1.00%	12/21/2017
Polyconcept Finance B.V.	Professional & Business Services	4.25%	LIBOR + 4.75%	1.25%	6/28/2019
Prowler Acquisition Corp.	Oil & Gas	3.28%	LIBOR + 4.75%	1.25%	3/19/2019
Safe-Guard Products International, LLC	Financial Services	1.58%	LIBOR + 6.00%	1.25%	12/21/2018
SESAC Holdco II, LLC	Media	0.84%	LIBOR + 4.75%	1.25%	2/8/2019
Sprint Industrial Holdings, LLC	Oil & Gas	2.03%	LIBOR + 5.75%	1.25%	5/14/2019

COMPANY NAME	INDUSTRY	WEIGHTING	RATE(3,4)	LIBOR FLOOR(5)	MATURITY DATE
1ST LIEN SENIOR SECURED LOANS: 76.41% (CONTINUED)					
SRA International	Computers & Electronics	3.33%	LIBOR + 5.25%	1.25%	7/20/2018
Steward Healthcare System LLC	Healthcare	0.84%	LIBOR + 5.50%	1.25%	4/10/2020
Sutherland Global Services	Professional & Business Services	3.31%	LIBOR + 6.00%	1.25%	3/6/2019
Tervita	Ecological	0.92%	LIBOR + 5.00%	1.25%	5/15/2018
Total Safety W3	Professional & Business Services	0.84%	LIBOR + 4.50%	1.25%	3/13/2020
Travelport LLC	Entertainment & Leisure	1.84%	LIBOR + 5.00%	1.25%	6/26/2019
TriNet HR Corp. and SOI Holdings, Inc.	Professional & Business Services	0.41%	LIBOR + 4.50%	--	10/24/2017
TriNet HR Corp. and SOI Holdings, Inc.	Professional & Business Services	0.42%	LIBOR + 5.25%	1.25%	10/24/2018
VFH Parent LLC	Financial Services	0.81%	LIBOR + 4.50%	1.25%	7/8/2016
Washington Inventory Services	Professional & Business Services	0.83%	LIBOR + 4.50%	1.25%	12/20/2018
Waupaca Foundry, Inc.	Steel	0.81%	LIBOR + 3.50%	1.00%	6/29/2017
Westway Group	Food & Beverage	1.68%	LIBOR + 4.00%	1.00%	2/27/2020
2ND LIEN SENIOR SECURED LOANS: 21.21%					
Arysta LifeScience SPC, LLC	Chemicals	1.11%	LIBOR + 7.00%	1.25%	11/30/2020
Carestream Health, Inc.	Healthcare	1.64%	LIBOR + 8.50%	1.00%	12/7/2019
Centaur Gaming	Gaming & Hotels	0.85%	LIBOR + 7.50%	1.25%	2/20/2020
Deltek Inc.	Computers & Electronics	2.76%	LIBOR + 8.75%	1.25%	10/10/2019
GCA Services Group, Inc.	Professional & Business Services	1.71%	LIBOR + 8.00%	1.25%	11/1/2020
H.D. Vest, Inc.	Financial Services	1.42%	LIBOR + 8.00%	1.25%	6/18/2019
Healogics, Inc.	Healthcare	0.86%	LIBOR + 8.00%	1.25%	2/5/2020
Ion Trading Technologies S.Á R.L.	Financial Services	0.84%	LIBOR + 7.00%	1.25%	5/22/2021
LTS Buyer LLC	Telecommunications	0.84%	LIBOR + 6.75%	1.25%	4/12/2021
Telecommunications Management, LLC	Telecommunications	0.85%	LIBOR + 8.00%	1.00%	10/30/2020
Performance Food Group, Inc.	Food & Beverage	1.47%	LIBOR + 5.25%	1.00%	11/14/2019
Securus Technologies Holdings, Inc.	Telecommunications	0.84%	LIBOR + 7.75%	1.25%	4/30/2021
Securus Technologies Holdings, Inc.	Telecommunications	0.84%	LIBOR + 7.75%	1.25%	4/30/2021
SESAC Holdco II, LLC	Media	0.86%	LIBOR + 8.75%	1.25%	8/8/2019
Sprint Industrial Holdings, LLC	Oil & Gas	0.84%	LIBOR + 10.00%	1.25%	11/14/2019
TWCC Holding Corp.	Media	3.47%	LIBOR + 6.00%	1.00%	6/26/2020
SENIOR SECURED BONDS: 0%					
SUBORDINATED DEBT: 2.38%					
Catalent Pharma Solutions Inc.	Healthcare	2.38%	LIBOR + 5.25%	1.25%	12/31/2017
COLLATERALIZED SECURITIES: 0%					
EQUITY: 0%					

1. Thinly-traded companies are companies whose securities are typically traded in low volumes and often have a limited number of interested buyers and sellers.
2. Earnings before interest, taxes, depreciation and amortization.
3. Information is based on the relative fair value of the underlying portfolio holdings.
4. London Interbank Offered Rate, an interest rate at which banks can borrow funds, in marketable size, from other banks in the London interbank market.
5. Rate is the total interest rate on the loan, based on LIBOR plus a margin.
6. Loans with a LIBOR floor pay an interest rate of LIBOR plus a margin, so long as LIBOR remains above the specified floor level. If however, LIBOR falls below the floor, the interest rate is the floor level plus the applicable margin.

Data excludes short term investments, which represent highly liquid investments with original maturity dates of three months or less, and, on a look through basis, includes Total Return Swap ("TRS") reference assets, that are owned and held by a counterparty to the TRS agreement. Percentages represent approximate figures.

The preceding information reflects CĪON's holdings as of the date indicated herein. There is no assurance that additional similar transactions will be available to CĪON or that CĪON's investment portfolio composition going forward will be as described above. Please read the CĪON prospectus, including the "Risk Factors" section, prior to making any investment decision and consider the risks, charges, expenses, and the other important information described therein.

Risks and limitations include, but are not limited to, the following: collateral securing senior secured loans may decrease in value; investment concentration risk; returns may be adversely affected by slow economic recovery as well as the downgrade in the US credit rating; value uncertainty of portfolio investments; share repurchase price may be lower than initial purchase price; portion of distributions may be a return of capital; management decisions may be subject to conflicts of interest; limited liquidity of shares; interest rate fluctuations may negatively impact floating rate investments; magnified losses may result due to leveraging; possible significant fluctuation of net asset value.

CĪON Investment Management, LLC manages CĪON Investment Corporation, which is currently offering up to $1,000,000,000 of common stock. This portfolio holdings sheet must be preceded or accompanied by a prospectus. Additional copies of the prospectus may be obtained by contacting ICON Investments at 800.435.5697 or by visiting www.cioninvestmentcorp.com.

ICON Securities, LLC, member FINRA/SIPC, serves as distributor for funds sponsored by ICON Investments.